                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03159

Active Assets Money Trust
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: June 30, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN ACTIVE ASSETS MONEY TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the year ended June 30, 2005

MARKET CONDITIONS

During the 12-month period ended June 30, 2005, the Federal Open Market Committee (the "Fed") continued the tightening it began on June 30, 2004 (the last day of the previous reporting period), and increased its target rate for federal funds with eight additional steps of 25 basis points each. As a result, the Fed increased that rate from 1.25 percent at the start of the period to 3.25 percent, a three-year high, at the close of the period.

PERFORMANCE ANALYSIS

As of June 30, 2005, Active Assets Money Trust had net assets of approximately $21.6 billion and an average portfolio maturity of 52 days. For the 12-month period ended June 30, 2005, the Fund provided a total return of 1.82 percent. For the seven-day period ended June 30, 2005, the Fund provided an effective annualized yield of 2.83 percent and a current yield of 2.80 percent, while its 30-day moving average yield for June was 2.75 percent.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with the Fund's long-term focus on maintaining preservation of capital and liquidity. We adhered to a conservative approach in managing the Fund that emphasized purchasing high-quality money market obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We also took advantage of the rising yields available on money market securities by reinvesting the proceeds of maturing short-term holdings at increased levels as rates climbed. We anticipate continuing this approach if rates continue to rise during the remainder of 2005.

PORTFOLIO COMPOSITION

  Commercial Paper                            76.4%
  Certificates of Deposit                      9.2
  U.S. Government Agencies                     8.6
  Short-Term Bank Notes                        5.8

MATURITY SCHEDULE

    1 - 30 Days                               32.8%
   31 - 60 Days                               30.5
   61 - 90 Days                               22.1
   91 - 120 Days                              11.2
  121 + Days                                   3.4

DATA AS OF JUNE 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          01/01/05 -
                                                                     01/01/05          06/30/05            06/30/05
                                                                   -------------     -------------      ---------------
Actual (1.17% return)                                               $  1,000.00       $  1,011.70          $     2.09
Hypothetical (5% annual return before expenses)                     $  1,000.00       $  1,022.71          $     2.11

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.42% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was better than its performance peer group average for all three periods. The Board concluded that the Fund's performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for shareholder services. The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS - JUNE 30, 2005

                                                         ANNUALIZED
  PRINCIPAL                                                YIELD
  AMOUNT IN                                              ON DATE OF          MATURITY
  THOUSANDS                   DESCRIPTION                 PURCHASE             DATES              VALUE
--------------------------------------------------------------------------------------------------------------
                COMMERCIAL PAPER (77.4%)
                ASSET-BACKED - AUTO (8.3%)
$    900,000    FCAR Owner Trust                         3.05 - 3.37%   07/07/05 - 09/15/05  $     896,289,111
     150,000    FCAR Owner Trust Series A1                  3.32             08/26/05              149,230,000
     750,000    New Center Asset Trust                   3.05 - 3.19    07/05/05 - 08/17/05        747,469,167
                                                                                             -----------------
                                                                                                 1,792,988,278
                                                                                             -----------------
                ASSET-BACKED - CORPORATE (0.2%)
      50,000    CIESCO, LLC                                 3.16             08/03/05               49,856,083
                                                                                             -----------------
                ASSET-BACKED - MORTGAGE (0.7%)
     150,000    Mortgage Interest Networking Trust
                 Series A1 P1                               3.27        08/15/05 - 08/17/05        149,381,597
                                                                                             -----------------
                BANKING (2.4%)
     195,000    Citicorp                                 3.12 - 3.13    07/19/05 - 07/21/05        194,671,639
      50,000    Citigroup Funding Inc.                      3.18             07/19/05               49,920,750
     265,000    LaSalle Bank Corp.                       3.27 - 3.31    09/08/05 - 09/23/05        263,091,921
                                                                                             -----------------
                                                                                                   507,684,310
                                                                                             -----------------
                FINANCE - AUTOMOTIVE (0.4%)
      95,000    Toyota Motor Credit Corp.                3.20 - 3.33    09/01/05 - 10/31/05         94,227,689
                                                                                             -----------------
                FINANCE - CONSUMER (0.9%)
     102,525    American Express Credit Corp.            3.08 - 3.14    07/15/05 - 08/02/05        102,339,501
     100,000    HSBC Finance Corp.                       3.17 - 3.36    08/05/05 - 09/15/05         99,495,375
                                                                                             -----------------
                                                                                                   201,834,876
                                                                                             -----------------
                FINANCIAL CONGLOMERATES (4.6%)
     996,025    General Electric Capital Corp.           2.88 - 3.47    07/08/05 - 12/29/05        988,659,376
                                                                                             -----------------
                INTERNATIONAL BANKS (58.3%)
     300,000    ANZ (DE) Inc.                            3.00 - 3.02         07/01/05              300,000,000
     732,100    BNP Paribas Finance, Inc.                3.18 - 3.36    08/10/05 - 10/06/05        727,985,006
     120,185    Banque Generale du Luxembourg            3.06 - 3.14    07/15/05 - 07/25/05        120,000,764
   1,016,575    Barclays U.S. Funding Corp.              3.03 - 3.52    07/06/05 - 10/31/05      1,009,094,632
     343,700    CBA (Delaware) Finance Inc.              3.04 - 3.41    07/11/05 - 09/26/05        342,245,020
     700,000    Calyon North America, Inc.               3.15 - 3.49    08/08/05 - 11/14/05        696,441,889
      45,000    Canadian Imperial Holdings Inc.             3.08             07/11/05               44,961,750
     146,350    DnB NOR Bank ASA                         3.34 - 3.37    08/29/05 - 09/23/05        145,444,668
     250,000    Danske Corp.                             3.03 - 3.39    07/11/05 - 09/27/05        248,452,965
     950,000    Deutsche Bank Financial LLC              3.07 - 3.44    07/08/05 - 10/14/05        943,078,431

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                         ANNUALIZED
  PRINCIPAL                                                YIELD
  AMOUNT IN                                              ON DATE OF          MATURITY
  THOUSANDS                   DESCRIPTION                 PURCHASE             DATES               VALUE
--------------------------------------------------------------------------------------------------------------
$  1,028,125    HBOS Treasury Services plc               3.07 - 3.38%   07/20/05 - 10/07/05  $   1,024,258,334
     190,000    ING (U.S.) Funding LLC                   3.26 - 3.45    08/30/05 - 10/20/05        188,657,517
     500,000    Lloyds TSB Bank plc                          3.07             07/06/05             499,787,847
     355,225    Natexis Banques Populaires
                  U.S. Finance Co. LLC                   3.15 - 3.29    08/05/05 - 09/07/05        353,616,439
     883,200    Nordea North America, Inc.               3.09 - 3.42    07/20/05 - 09/28/05        878,412,683
     450,000    Rabobank USA Financial Corp.             3.11 - 3.46    07/18/05 - 10/24/05        448,224,375
     650,000    Royal Bank of Canada                     3.20 - 3.35    08/19/05 - 09/22/05        646,447,979
   1,013,050    Royal Bank of Scotland plc               3.04 - 3.38    07/05/05 - 09/01/05      1,010,725,579
     684,050    Societe Generale N.A., Inc.              3.17 - 3.41    08/09/05 - 10/13/05        678,467,424
     323,850    Spintab AB                               3.20 - 3.28    08/12/05 - 09/06/05        322,064,725
     100,000    Svenska Handelsbanken Inc.                   3.18             08/08/05              99,666,444
     170,000    Swedbank                                 3.08 - 3.18    07/05/05 - 08/08/05        169,745,017
   1,066,250    UBS Finance (Delaware) LLC               3.06 - 3.37    07/07/05 - 09/26/05      1,062,839,846
     631,125    Westpac Capital Corp.                    3.04 - 3.50    07/08/05 - 11/07/05        628,902,334
                                                                                             -----------------
                                                                                                12,589,521,668
                                                                                             -----------------
                INVESTMENT BANKS/BROKERS (1.6%)
     350,000    Citigroup Global Markets Holdings Inc.   3.04 - 3.05    07/11/05 - 07/12/05        349,680,306
                                                                                             -----------------
                TOTAL COMMERCIAL PAPER (COST $16,723,834,183)                                   16,723,834,183
                                                                                             -----------------
                CERTIFICATES OF DEPOSIT (9.4%)
     775,000    Branch Banking & Trust Co., N.C.         3.09 - 3.37    07/19/05 - 09/14/05        775,000,000
     100,000    Chase Manhattan Bank (USA), N.A.            3.28             08/05/05              100,000,000
     150,000    Citibank, N.A.                              3.44             09/29/05              150,000,000
     995,000    First Tennessee Bank, N.A.               3.09 - 3.39    07/12/05 - 09/21/05        995,000,000
                                                                                             -----------------
                TOTAL CERTIFICATES OF DEPOSIT (COST $2,020,000,000)                              2,020,000,000
                                                                                             -----------------
                U.S. GOVERNMENT AGENCIES (8.7%)
     640,625    Federal Home Loan Banks                  2.93 - 3.41    07/01/05 - 10/14/05        637,653,145
     260,700    Federal National Mortgage Assoc.         3.00 - 3.39    07/13/05 - 09/28/05        259,673,649
     986,325    Freddie Mac                              2.37 - 3.51    07/26/05 - 12/30/05        979,019,344
                                                                                             -----------------
                TOTAL U.S. GOVERNMENT AGENCIES (COST $1,876,346,138)                             1,876,346,138
                                                                                             -----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                         ANNUALIZED
  PRINCIPAL                                                YIELD
  AMOUNT IN                                              ON DATE OF          MATURITY
  THOUSANDS                   DESCRIPTION                 PURCHASE             DATES               VALUE
--------------------------------------------------------------------------------------------------------------
                SHORT-TERM BANK NOTES (5.9%)
$  1,000,000    Bank of America, N.A.                    3.12 - 3.21%   07/25/05 - 08/23/05  $   1,000,000,000
     275,000    LaSalle Bank, N.A.                       3.19 - 3.30    08/12/05 - 08/30/05        275,000,000
                                                                                             -----------------
                TOTAL SHORT-TERM BANK NOTES (COST $1,275,000,000)                                1,275,000,000
                                                                                             -----------------
                TOTAL INVESTMENTS (COST $21,895,180,321) (a)                  101.4%            21,895,180,321

                LIABILITIES IN EXCESS OF OTHER ASSETS                          (1.4)              (293,943,997)
                                                                              -----          -----------------
                NET ASSETS                                                    100.0%         $  21,601,236,324
                                                                              =====          =================

----------
   (a) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

ASSETS:
Investments in securities, at value
 (cost $21,895,180,321)                                                  $   21,895,180,321
Cash                                                                                 22,662
Interest receivable                                                               8,872,903
Prepaid expenses and other assets                                                   908,723
                                                                         ------------------
    TOTAL ASSETS                                                             21,904,984,609
                                                                         ------------------
LIABILITIES:
Payable for:
 Investments purchased                                                          296,754,361
 Investment advisory fee                                                          3,860,189
 Distribution fee                                                                 1,814,161
 Administration fee                                                                 907,080
 Shares of beneficial interest redeemed                                               6,548
Accrued expenses and other payables                                                 405,946
                                                                         ------------------
    TOTAL LIABILITIES                                                           303,748,285
                                                                         ------------------
    NET ASSETS                                                           $   21,601,236,324
                                                                         ==================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $   21,601,184,033
Accumulated undistributed net
 investment income                                                                   52,291
                                                                         ------------------
    NET ASSETS                                                           $   21,601,236,324
                                                                         ==================
NET ASSET VALUE PER SHARE,
21,601,225,832 SHARES OUTSTANDING
(UNLIMITED SHARES AUTHORIZED OF $.01
PAR VALUE)                                                               $             1.00
                                                                         ==================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2005

NET INVESTMENT INCOME:

INTEREST INCOME                                                          $      496,877,868
                                                                         ------------------
EXPENSES
Investment advisory fee                                                          51,429,944
Distribution fee                                                                 22,314,370
Transfer agent fees and expenses                                                  9,075,193
Administration fee                                                                7,470,138
Insurance expenses                                                                1,059,559
Custodian fees                                                                      867,274
Trustees' fees and expenses                                                         291,338
Registration fees                                                                   234,056
Shareholder reports and notices                                                     149,497
Professional fees                                                                    92,532
Other                                                                                84,161
                                                                         ------------------
    TOTAL EXPENSES                                                               93,068,062
                                                                         ------------------
    NET INVESTMENT INCOME                                                       403,809,806
    NET REALIZED GAIN                                                                 1,515
                                                                         ------------------
NET INCREASE                                                             $      403,811,321
                                                                         ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR         FOR THE YEAR
                                                                               ENDED                ENDED
                                                                           JUNE 30, 2005        JUNE 30, 2004
                                                                         ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $      403,809,806   $      152,178,285
Net realized gain                                                                     1,515               41,056
                                                                         ------------------   ------------------
    NET INCREASE                                                                403,811,321          152,219,341
                                                                         ------------------   ------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                          (403,821,521)        (152,179,374)
Net realized gain                                                                    (1,515)             (41,056)
                                                                         ------------------   ------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                                          (403,823,036)        (152,220,430)
                                                                         ------------------   ------------------

Net decrease from transactions in shares of beneficial interest                 (53,538,131)      (1,622,872,506)
                                                                         ------------------   ------------------

    NET DECREASE                                                                (53,549,846)      (1,622,873,595)

NET ASSETS:
Beginning of period                                                          21,654,786,170       23,277,659,765
                                                                         ------------------   ------------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$52,291 AND $64,006, RESPECTIVELY)                                       $   21,601,236,324   $   21,654,786,170
                                                                         ==================   ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Effective November 1, 2004, pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion; 0.25% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% to the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% to the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% to the portion of daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.196% to the portion of the daily net assets exceeding $30 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.247% to the portion of daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.246% to the portion of the daily net assets exceeding $30 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2005, aggregated $123,744,313,839 and $123,908,383,188, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended June 30, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,377. At June 30, 2005, the Fund had an accrued pension liability of $61,077 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                          JUNE 30, 2005      JUNE 30, 2004
                                                                         ---------------    ---------------
Shares sold                                                               86,723,207,112     76,548,881,077
Shares issued in reinvestment of dividends and distributions                 402,806,078        151,806,090
                                                                         ---------------    ---------------
                                                                          87,126,013,190     76,700,687,167
Shares redeemed                                                          (87,179,551,321)   (78,323,559,673)
                                                                         ---------------    ---------------
Net decrease in shares outstanding                                           (53,538,131)    (1,622,872,506)
                                                                         ===============    ===============

6. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

ACTIVE ASSETS MONEY TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                FOR THE YEAR ENDED JUNE 30,
                                                          ----------------------------------------------------------------------
                                                             2005           2004           2003           2002           2001
                                                          ----------     ----------     ----------     ----------     ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period                      $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                          ----------     ----------     ----------     ----------     ----------
Net income from investment operations                          0.018          0.007          0.011          0.023          0.056
Less dividends from net investment income                     (0.018)+       (0.007)+       (0.011)+       (0.023)+       (0.056)+
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                            $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                          ==========     ==========     ==========     ==========     ==========
TOTAL RETURN                                                    1.82%          0.68%          1.13%          2.33%          5.76%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                        0.42%          0.41%          0.41%          0.40%          0.41%
Net investment income                                           1.80%          0.67%          1.12%          2.32%          5.58%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions                    $   21,601     $   21,655     $   23,278     $   25,038     $   26,212

----------
+  INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS MONEY TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Money Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 15, 2005

ACTIVE ASSETS MONEY TRUST

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                         TERM OF                                 IN FUND
                                         POSITION(S)    OFFICE AND                               COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT    TIME SERVED*   DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  --------------  -----------------------  -------------  ---------------------
Michael Bozic (64)                       Trustee      Since           Private Investor;        197            Director of various
c/o Kramer Levin Naftalis & Frankel LLP               April 1994      Director or Trustee of                  business
Counsel to the Independent Trustees                                   the Retail Funds                        organizations.
1177 Avenue of the Americas                                           (since April 1994) and
New York, NY 10036                                                    the Institutional
                                                                      Funds (since July
                                                                      2003); formerly Vice
                                                                      Chairman of Kmart
                                                                      Corporation (December
                                                                      1998-October 2000),
                                                                      Chairman and Chief
                                                                      Executive Officer of
                                                                      Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998)
                                                                      and President and
                                                                      Chief Executive
                                                                      Officer of Hills
                                                                      Department Stores (May
                                                                      1991-July 1995);
                                                                      formerly variously
                                                                      Chairman, Chief
                                                                      Executive Officer,
                                                                      President and Chief
                                                                      Operating Officer
                                                                      (1987-1991) of the
                                                                      Sears Merchandise
                                                                      Group of Sears,
                                                                      Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since           Consultant; Director     197            Director of Franklin
1031 N. Chartwell Court                               January 1993    or Trustee of the                       Covey (time management
Salt Lake City, UT 84103                                              Retail Funds (since                     systems), BMW Bank of
                                                                      January 1993) and the                   North America, Inc.
                                                                      Institutional Funds                     (industrial loan
                                                                      (since July 2003);                      corporation), Escrow
                                                                      member of the Utah                      Bank USA (industrial
                                                                      Regional Advisory                       loan corporation),
                                                                      Board of Pacific Corp.                  United Space Alliance
                                                                      (Utility Company);                      (joint venture between
                                                                      formerly Managing                       Lockheed Martin and
                                                                      Director of Summit                      the Boeing Company)
                                                                      Ventures LLC (Lobbying                  and Nuskin Asia
                                                                      and Consulting Firm)                    Pacific (multilevel
                                                                      (2000-2004); United                     marketing); member of
                                                                      States Senator                          the board of various
                                                                      (R-Utah) (1974-1992)                    civic and charitable
                                                                      and Chairman, Senate                    organizations.
                                                                      Banking Committee
                                                                      (1980-1986), Mayor of
                                                                      Salt Lake City, Utah
                                                                      (1971-1974),
                                                                      Astronaut, Space
                                                                      Shuttle Discovery
                                                                      (April 12-19, 1985),
                                                                      and Vice Chairman,
                                                                      Huntsman Corporation
                                                                      (chemical company).

Wayne E. Hedien (71)                     Trustee      Since           Retired; Director or     197            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September       Trustee of the Retail                   Group Inc. (private
Counsel to the Independent Trustees                   1997            Funds (since September                  mortgage insurance);
1177 Avenue of the Americas                                           1997) and the                           Trustee and Vice
New York, NY 10036                                                    Institutional Funds                     Chairman of The Field
                                                                      (since July 2003);                      Museum of Natural
                                                                      formerly associated                     History; director of
                                                                      with the Allstate                       various other business
                                                                      Companies (1966-1994),                  and charitable
                                                                      most recently as                        organizations.
                                                                      Chairman of The
                                                                      Allstate Corporation
                                                                      (March 1993-December
                                                                      1994) and Chairman and
                                                                      Chief Executive
                                                                      Officer of its
                                                                      wholly-owned
                                                                      subsidiary, Allstate
                                                                      Insurance Company
                                                                      (July 1989-December
                                                                      1994).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                         TERM OF                                 IN FUND
                                         POSITION(S)    OFFICE AND                               COMPLEX
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT    TIME SERVED*   DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  --------------  -----------------------  -------------  ---------------------
Dr. Manuel H. Johnson (56)               Trustee      Since           Senior Partner,          197            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                         July 1991       Johnson Smick                           (home construction);
888 16th Street, NW                                                   International, Inc., a                  Director of KFX
Suite 740                                                             consulting firm;                        Energy; Director of
Washington, D.C. 20006                                                Chairman of the Audit                   RBS Greenwich Capital
                                                                      Committee and Director                  Holdings (financial
                                                                      or Trustee of the                       holding company).
                                                                      Retail Funds (since
                                                                      July 1991) and the
                                                                      Institutional Funds
                                                                      (since July 2003);
                                                                      Co-Chairman and a
                                                                      founder of the Group
                                                                      of Seven Council
                                                                      (G7C), an
                                                                      international economic
                                                                      commission; formerly
                                                                      Vice Chairman of the
                                                                      Board of Governors of
                                                                      the Federal Reserve
                                                                      System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.

Joseph J. Kearns (62)                    Trustee      Since           President, Kearns &      198            Director of Electro
c/o Kearns & Associates LLC                           July 2003       Associates LLC                          Rent Corporation
PMB754                                                                (investment                             (equipment
23852 Pacific Coast Highway                                           consulting); Deputy                     leasing), The Ford
Malibu, CA 90265                                                      Chairman of the                         Family Foundation,
                                                                      Audit Committee and                     and the UCLA
                                                                      Director or Trustee                     Foundation.
                                                                      of the Retail Funds
                                                                      (since July 2003)
                                                                      and the
                                                                      Institutional Funds
                                                                      (since August
                                                                      1994); previously
                                                                      Chairman of the
                                                                      Audit Committee of
                                                                      the Institutional
                                                                      Funds (October
                                                                      2001-July 2003);
                                                                      formerly CFO of the
                                                                      J. Paul Getty
                                                                      Trust.

Michael E. Nugent (69)                   Trustee      Since           General Partner of       197            Director of various
c/o Triumph Capital, L.P.                             July 1991       Triumph Capital,                        business
445 Park Avenue                                                       L.P., a private                         organizations.
New York, NY 10022                                                    investment
                                                                      partnership;
                                                                      Chairman of the
                                                                      Insurance Committee
                                                                      and Director or
                                                                      Trustee of the
                                                                      Retail Funds (since
                                                                      July 1991) and the
                                                                      Institutional Funds
                                                                      (since July 2001);
                                                                      formerly Vice
                                                                      President, Bankers
                                                                      Trust Company and
                                                                      BT Capital
                                                                      Corporation
                                                                      (1984-1988).

Fergus Reid (72)                         Trustee      Since           Chairman of Lumelite     198            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003       Plastics Corporation;                   of certain investment
85 Charles Colman Blvd.                                               Chairman of the                         companies in the
Pawling, NY 12564                                                     Governance Committee                    JPMorgan Funds complex
                                                                      and Director or                         managed by J.P. Morgan
                                                                      Trustee of the Retail                   Investment Management
                                                                      Funds (since July                       Inc.
                                                                      2003) and the
                                                                      Institutional Funds
                                                                      (since June 1992).

INTERESTED TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                         TERM OF                                 IN FUND
                                         POSITION(S)    OFFICE AND                               COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE             REGISTRANT    TIME SERVED*   DURING PAST 5 YEARS**    BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  -----------  --------------  -----------------------  -------------  ---------------------
Charles A. Fiumefreddo (72)              Chairman     Since           Chairman and Director    197            None.
c/o Morgan Stanley Trust                 of the       July 1991       or Trustee of the
Harborside Financial Center,             Board and                    Retail Funds (since
Plaza Two,                               Trustee                      July 1991) and the
Jersey City, NJ 07311                                                 Institutional Funds
                                                                      (since July 2003);
                                                                      formerly Chief
                                                                      Executive Officer of
                                                                      the Retail Funds
                                                                      (until September
                                                                      2002).

James F. Higgins (57)                    Trustee      Since           Director or Trustee of   197            Director of AXA
c/o Morgan Stanley Trust                              June 2000       the Retail Funds                        Financial, Inc. and
Harborside Financial Center,                                          (since June 2000) and                   The Equitable Life
Plaza Two,                                                            the Institutional                       Assurance Society of
Jersey City, NJ 07311                                                 Funds (since July                       the United States
                                                                      2003); Senior Advisor                   (financial services).
                                                                      of Morgan Stanley
                                                                      (since August 2000);
                                                                      Director of the
                                                                      Distributor and Dean
                                                                      Witter Realty Inc.;
                                                                      previously President
                                                                      and Chief Operating
                                                                      Officer of the Private
                                                                      Client Group of Morgan
                                                                      Stanley (May
                                                                      1999-August 2000), and
                                                                      President and Chief
                                                                      Operating Officer of
                                                                      Individual Securities
                                                                      of Morgan Stanley
                                                                      (February 1997-May
                                                                      1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                         TERM OF
                                         POSITION(S)    OFFICE AND
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF
           EXECUTIVE OFFICER             REGISTRANT    TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------------  -----------  --------------  -------------------------------------------------------------
Mitchell M. Merin (51)                   President    Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                           Investment Management Inc.; President, Director and Chief
New York, NY 10020                                                    Executive Officer of the Investment Adviser and the
                                                                      Administrator; Chairman and Director of the Distributor;
                                                                      Chairman and Director of the Transfer Agent; Director of
                                                                      various Morgan Stanley subsidiaries; President of the
                                                                      Institutional Funds (since July 2003) and President of the
                                                                      Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                      President (since December 2002) of the Van Kampen Closed-End
                                                                      Funds; Trustee and President (since October 2002) of the Van
                                                                      Kampen Open-End Funds.

Ronald E. Robison (66)                   Executive    Since           Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas              Vice         April 2003      (since May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020                       President                    Incorporated, Morgan Stanley Investment Management Inc. and
                                         and                          Morgan Stanley; Managing Director, Chief Administrative
                                         Principal                    Officer and Director of the Investment Adviser and the
                                         Executive                    Administrator; Director of the Transfer Agent; Managing
                                         Officer                      Director and Director of the Distributor; Executive Vice
                                                                      President and Principal Executive Officer of the
                                                                      Institutional Funds (since July 2003) and the Retail Funds
                                                                      (since April 2003); Director of Morgan Stanley SICAV (since
                                                                      May 2004); previously, President and Director of the
                                                                      Institutional Funds (March 2001-July 2003) and Chief Global
                                                                      Operations Officer and Managing Director of Morgan Stanley
                                                                      Investment Management Inc.

Joseph J. McAlinden (62)                 Vice         Since           Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas              President    July 1995       Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                    Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                      President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                          Vice         Since           General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas              President    February 1997   December 2000) of Morgan Stanley Investment Management;
New York, NY 10020                                                    Managing Director (since December 2000), Secretary (since
                                                                      February 1997) and Director of the Investment Adviser and the
                                                                      Administrator; Vice President of the Retail Funds; Assistant
                                                                      Secretary of Morgan Stanley DW; Vice President of the
                                                                      Institutional Funds (since July 2003); Managing Director,
                                                                      Secretary and Director of the Distributor; previously
                                                                      Secretary (February 1997-July 2003) and General Counsel
                                                                      (February 1997-April 2004) of the Retail Funds; Vice
                                                                      President and Assistant General Counsel of the Investment
                                                                      Adviser and the Administrator (February 1997-December 2001).

Amy R. Doberman (43)                     Vice         Since           Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas              President    July 2004       Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                    Management Inc. and the Investment Adviser, Vice President of
                                                                      the Institutional and Retail Funds (since July 2004); Vice
                                                                      President of the Van Kampen Funds (since August 2004);
                                                                      previously, Managing Director and General Counsel - Americas,
                                                                      UBS Global Asset Management (July 2000-July 2004) and General
                                                                      Counsel, Aeltus Investment Management, Inc. (January
                                                                      1997-July 2000).

Carsten Otto (41)                        Chief        Since           Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas              Compliance   October 2004    Stanley Investment Management (since October 2004); Executive
New York, NY 10020                       Officer                      Director of the Investment Adviser and Morgan Stanley
                                                                      Investment Management Inc.; formerly Assistant Secretary and
                                                                      Assistant General Counsel of the Morgan Stanley Retail Funds.

                                                         TERM OF
                                         POSITION(S)    OFFICE AND
       NAME, AGE AND ADDRESS OF           HELD WITH     LENGTH OF
           EXECUTIVE OFFICER             REGISTRANT    TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------------  -----------  --------------  -------------------------------------------------------------
Stefanie V. Chang (38)                   Vice         Since           Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas              President    July 2003       Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                                    Adviser; Vice President of the Institutional Funds (since
                                                                      December 1997) and the Retail Funds (since July 2003);
                                                                      formerly practiced law with the New York law firm of Rogers &
                                                                      Wells (now Clifford Chance US LLP).

Francis J. Smith (39)                    Treasurer    Treasurer       Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust                 and Chief    since July      Administration (since December 2001); previously, Vice
Harborside Financial Center,             Financial    2003 and        President of the Retail Funds (September 2002-July 2003);
Plaza Two,                               Officer      Chief           Vice President of the Investment Adviser and the
Jersey City, NJ 07311                                 Financial       Administrator (August 2000-November 2001) and Senior Manager
                                                      Officer         at PricewaterhouseCoopers LLP (January 1998-August 2000).
                                                      since
                                                      September
                                                      2002

Thomas F. Caloia (59)                    Vice         Since           Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                 President    July 2003       Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                          Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                            (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                                 Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)                      Secretary    Since           Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                           July 2003       Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                                    Adviser; Secretary of the Institutional Funds (since June
                                                                      1999) and the Retail Funds (since July 2003); formerly
                                                                      practiced law with the New York law firms of McDermott, Will
                                                                      & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.


                       2005 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended June 30, 2005, the Fund paid to its shareholders $0.00000001 per share from long-term capital gains. Additionally, of the Fund's ordinary dividends paid during this fiscal year, 3.69% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2005 Morgan Stanley

[MORGAN STANLEY LOGO]

RA05-00636P-Y06/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                   ACTIVE ASSETS
                                                                     MONEY TRUST


                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2005

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

       2005

                                                  REGISTRANT         COVERED ENTITIES(1)
              AUDIT FEES                          $ 31,614           N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES             $    540 (2)       $ 3,215,745 (2)
                   TAX FEES                       $  4,977 (3)       $    24,000 (4)
                   ALL OTHER FEES                 $      -           $         -
              TOTAL NON-AUDIT FEES                $  5,517           $ 3,239,745

              TOTAL                               $ 37,131           $ 3,239,745

       2004

                                                  REGISTRANT         COVERED ENTITIES(1)
              AUDIT FEES                          $ 30,103           N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES             $    452 (2)       $ 3,225,276 (2)
                   TAX FEES                       $  4,929 (3)       $   610,053 (4)
                   ALL OTHER FEES                 $      -           $         - (5)
              TOTAL NON-AUDIT FEES                $  5,381           $ 3,835,329

              TOTAL                               $ 35,484           $ 3,835,329

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
              (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

  1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

  2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

  9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005